CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Search	$ 330,757	$ 277,275	$ 517,060
Advertising and other	57,974	48,233	19,948
Total Revenues	388,731	325,508	537,008
Costs and Expenses:
Cost of revenues	27,817	6,104	5,513
Customer acquisition costs	174,575	185,355	119,555
Research and development	44,129	22,394	16,858
Selling and marketing	25,388	10,298	7,920
General and administrative	37,605	19,115	4,705
Impairment and restructuring charges	23,922
Total Costs and Expenses	333,436	243,266	154,551
Income from Operations	55,295	82,242	382,457
Financial income (expense), net	(2,888)	2,782	7,696
Income before Taxes on Income	52,407	85,024	390,153
Taxes on income	9,581	22,616	75,435
Net Income from Continuing Operations	42,826	62,408	314,718
Net loss from discontinued operations		(33,795)	(23,798)
Net Income	$ 42,826	$ 28,613	$ 290,920
Net Earnings (Loss) per Share - Basic:
Continuing operations	$ 0.63	$ 1.16	$ 6.02
Discontinued operations		$ (0.63)	$ (0.45)
Net income	$ 0.63	$ 0.53	$ 5.57
Net Earnings (Loss) per Share - Diluted:
Continuing operations	$ 0.58	$ 1.14	$ 5.91
Discontinued operations		$ (0.62)	$ (0.45)
Net income	$ 0.58	$ 0.52	$ 5.46
Weighted average number of shares - Basic:
Continuing operations	68,213,209	53,910,741	52,320,133
Discontinued operations		53,910,741	52,320,133
Weighted average number of shares - Diluted:
Continuing operations	70,327,411	54,837,307	53,264,743
Discontinued operations		54,837,307	53,264,743